EQUITY COMPENSATION - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 11, 2015	May 31, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating incentive units interest profit	$ 232,232
Operating incentive units interest grant		$ 0		$ 0
Number of options exercisable		8,977		8,438	7,413,000	1,341,000
Weighted average exercise price of options				$ 406.63	$ 265.62	$ 144.34
Weighted average remaining contractual years term (years)		4 years 3 months 18 days		4 years 10 months 24 days	5 years 8 months 12 days	6 years 7 months 6 days
Unrecognized compensation period				3 years
Time-vested options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value				$ 1,086	$ 2,987.50	$ 2,987.50
Compensation expense		$ 1,124	$ 1,473	$ 1,143	$ 1,211	$ 717
Unrecognized compensation expense		$ 1,742		$ 2,634
Unrecognized compensation period		3 years		4 years
Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued units							12,222	12,222
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		$ 68		$ 234
Unrecognized compensation period		1 year
Equity Incentive Plan | Time-vested options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years		4 years
Equity Incentive Plan | Time-vested options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years		5 years
Equity Incentive Plan | Class C
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued units		12,222		12,222
Granted units				488	306	978
Operating Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted units	2,444
Compensation expense		$ 164	$ 317	$ 433	$ 470	$ 497